Share Capital - Authorized capital (Details) - CAD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital
Number of common shares issued upon exercise of options (in shares)	100,000	150,000
Amount received from exercise of stock options	$ 140	$ 112
Amount transferred from contributed surplus to share capital	126	100
Proceeds from issuing shares	4,177
Net of transaction costs	$ 902
ATM offering
Share Capital
Shares issued (in shares)	1,426,359
Proceeds from issuing shares	$ 4,177	0
Net of transaction costs	$ 902	$ 0